Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Receivables, allowances	$ 45	$ 56
Common stock, no par value
Common stock, shares issued	2,109,316,331	2,109,316,331
Repurchased stock, shares	383,407,665	307,532,841